Borrowings (Details)											1 Months Ended											3 Months Ended	5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 01, 2025 USD ($)	Jul. 31, 2025	Jul. 30, 2025	Jun. 30, 2025 USD ($) shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 01, 2024 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Apr. 30, 2024 shares	Mar. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 15, 2025 $ / shares	Aug. 01, 2025	May 01, 2025 $ / shares	Nov. 30, 2024	Feb. 29, 2024 USD ($)	Jun. 26, 2023	Apr. 30, 2023 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)
Borrowings [Line Items]
Debt amount																						$ 2,596,627		$ 2,596,627		$ 13,381,016	$ 14,669,280
Gain on extinguishment of debt																								1,673,127
Accounts receivable factoring arrangement									$ 329,633	$ 299,667			$ 399,667
Warrants converted (in Shares) | shares																25,369
Outstanding principal repayments																						2,308,109		2,308,109
Outstanding principal																						2,358,574		2,358,574		3,758,595	14,270,956
Debt Issuance Costs																										140,082	398,324
Outstanding principal noncurrent																						238,053		$ 238,053		9,482,339
Number of barrels																	600										1,200
Prepayment amount																		$ 1,000,000
Agreement amount																	$ 500,000
Warrant
Borrowings [Line Items]
Warrants issued (in Shares) | shares																								90,186	4,575
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 0.2		$ 120					$ 120											$ 120		$ 120
Warrants, Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Aggregate warrants issued (in Shares) | shares										3,327
Warrants term										5 years
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 120
Warrants shares (in Shares) | shares										3,327
Warrant outstanding (in Shares) | shares								3,327		3,327			3,327
Current Liability [Member]
Borrowings [Line Items]
Debt Issuance Costs																						0		$ 0		$ 140,082
Long-term Liability
Borrowings [Line Items]
Outstanding principal noncurrent																						288,518		288,518
Negotiated Settlements, Accounts Payable [Member]
Borrowings [Line Items]
Warrants issued (in Shares) | shares				76,391
Gain on extinguishment of debt				$ 1,124,889																				842,852
Negotiated Settlements, Accounts Payable [Member] | Secured Debt
Borrowings [Line Items]
Extinguishment of debt											$ 12,666,439
Debt settled with cash											$ 7,092,188
Warrants issued (in Shares) | shares											200,000
Gain on extinguishment of debt											$ 2,635,507											2,610,627
IPO
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					80
Sale of Stock Price Per Share (in Dollars per share) | $ / shares					80
Warrants price (in Dollars per share) | $ / shares					80
Initial public offering price (in Dollars per share) | $ / shares					80
Warrants price per shares (in Dollars per share) | $ / shares					80
Stock price (in Dollars per share) | $ / shares					$ 80		$ 100					$ 100											$ 100		$ 100	$ 80
IPO | Warrant
Borrowings [Line Items]
Warrant outstanding (in Shares) | shares					12,313
Silverview Loan
Borrowings [Line Items]
Debt amount																											$ 12,250,000
Silverview Loan | Senior Notes
Borrowings [Line Items]
Debt amount																						0		0
Debt amount																										$ 10,682,438	12,250,000
Interest rate																										16.50%						15.00%
Prepayment premium percentage					0.01
Silverview Loan | Senior Notes | Forecast
Borrowings [Line Items]
Exit fee percentage			0.01
PPP Loan
Borrowings [Line Items]
Interest expense																								16,974	$ 11,254
Accrued Interest, net of Current Portion																						124,229		124,229		$ 107,255	84,561
PPP Loan | Senior Notes
Borrowings [Line Items]
Debt amount																						$ 2,269,456		2,269,456		2,269,456	2,269,456	$ 2,269,456
Gain on extinguishment of debt																												$ 1,506,644
Aggregate principal amount																					$ 3,776,100
Debt instrument, term																					2 years
Interest rate																					1.00%							1.00%
Forgiveness loan																				$ 3,776,100
2023 Channel Partners Loan
Borrowings [Line Items]
Extinguishment of debt																								$ 47,104
2023 Channel Partners Loan | Senior Notes
Borrowings [Line Items]
Debt amount																											149,824
Aggregate principal amount																											250,000
Interest rate																						13.34%		13.34%
Quarterly payment																								$ 16,944
Prepayment discount percentage																								5.00%
Outstanding balance																								$ 0		0
Outstanding loan balance																										0
City of Eugen Loan | Thinking Tree Spirits, Inc
Borrowings [Line Items]
Interest rate																														5.00%
Quarterly payment	$ 6,714
Acquired debt																																	$ 389,875
Interest rate		0.00%
City of Eugen Loan | Thinking Tree Spirits, Inc | Forecast
Borrowings [Line Items]
Interest rate		0.00%									0.00%																			5.00%
Quarterly payment	$ 6,714
Accounts Receivable Factoring Agreement | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 80				$ 100					$ 100
Warrants converted (in Shares) | shares					936				749
Warrant outstanding (in Shares) | shares									4,343					4,343
July 2024 Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Accounts receivable factoring arrangement					$ 250,000
July 2024 Accounts Receivable Factoring Agreement | Warrants, Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Warrants term									5 years					5 years
Class of warrant exercise price (in Dollars per share) | $ / shares									$ 6					$ 6
Warrant outstanding (in Shares) | shares									83,333					83,333
Common stock, per warrant (in Dollars per share) | $ / shares														$ 6
Whiskey Note
Borrowings [Line Items]
Debt conversion, original debt, amount																	500,000
Aggregate principal																	672,500
Silverview Loan, Payment due June 30, ,2025 | Senior Notes
Borrowings [Line Items]
Quarterly payment					$ 700,000
Loan modification, maturity extension period					18 months
Silverview Loan, Payment due December 31,2024 | Senior Notes
Borrowings [Line Items]
Quarterly payment					$ 2,050,000
Interest included in quarterly payment					182,438
Silverview Loan, Payment due Every Six Months after June 30, ,2025 | Senior Notes
Borrowings [Line Items]
Quarterly payment					$ 500,000
2022 Channel Partners Loan [Member]
Borrowings [Line Items]
Extinguishment of debt																										$ 47,104
2022 Channel Partners Loan [Member] | Senior Notes
Borrowings [Line Items]
Aggregate principal amount																			$ 250,000																$ 250,000
Interest rate																										13.34%								13.982%
Quarterly payment																										$ 16,944
Prepayment discount percentage																			5.00%							5.00%
Quarterly principal payment																			$ 16,528
Outstanding balance of loan																										$ 0	$ 0
Secured Debt | Negotiated Settlements, Accounts Payable [Member] | Warrant
Borrowings [Line Items]
Debt settled with cash											$ 2,963,624
Secured Debt | Silverview Loan | Line of Credit
Borrowings [Line Items]
Aggregate borrowing capacity																																				$ 15,000,000	$ 15,000,000
Interest rate percentage																																				15.00%	15.00%
Prepayment premium percentage																										0.30
Debt minimum liquidity																				$ 500,000
Secured Debt | Silverview Loan, Payable in Cash | Line of Credit
Borrowings [Line Items]
Percentage of fixed rate payable																																					10.00%
Secured Debt | Silverview Loan, Payable in Kind | Line of Credit
Borrowings [Line Items]
Percentage of fixed rate payable																																				6.50%
Related Party
Borrowings [Line Items]
Accounts receivable factoring arrangement										$ 299,667
Accounts receivable factoring arrangement, amount payable													$ 266,667
Prepayment amount																	500,000	$ 1,000,000
Agreement amount																	500,000
Related Party | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 100
Related Party | Warrants, Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Accounts receivable factoring arrangement										$ 166,667
Related Party | Accounts Receivable Factoring Agreement | Warrant
Borrowings [Line Items]
Warrants converted shares (in Shares) | shares													666
Converted warrants shares (in Shares) | shares													666
Warrants converted (in Shares) | shares					833								666
Related Party | July 2024 Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Accounts receivable factoring arrangement, additional amount payable							$ 277,000					$ 277,000		$ 250,000
Accounts receivable factoring arrangement, accrued fees							$ 27,000					$ 27,000
Related Party | July 2024 Accounts Receivable Factoring Agreement | Warrant
Borrowings [Line Items]
Warrants converted (in Shares) | shares					781		625					625
Warrants conversion shares (in Shares) | shares					781
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 80		$ 100
Related Party | Whiskey Note
Borrowings [Line Items]
Debt conversion, original debt, amount																	500,000
Aggregate principal																	$ 672,500
May 2024 Accounts Receivable Factoring Agreement | Related Party
Borrowings [Line Items]
Accounts receivable factoring arrangement															$ 100,000
Accounts receivable factoring arrangement, amount payable														$ 113,285
July 2024 Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Number of investors										2			2
July 2024 Accounts Receivable Factoring Agreement | Warrants, Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 120
July 2024 Accounts Receivable Factoring Agreement | Related Party
Borrowings [Line Items]
Accounts receivable factoring arrangement										$ 166,667
2024 Barrel Production Contract | Related Party
Borrowings [Line Items]
Number of barrels																	600										1,200
Series A Preferred Stock [Member]
Borrowings [Line Items]
Extinguishment of debt																							$ 719,919			$ 719,919
Class of warrant exercise price (in Dollars per share) | $ / shares					80																										$ 80
Number of barrels																							525			525
Series A Preferred Stock [Member] | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares							$ 120					$ 120											$ 120		$ 120
Warrant outstanding (in Shares) | shares							25,515					25,515											25,515		25,515
Series A Preferred Stock [Member] | IPO
Borrowings [Line Items]
Stock price (in Dollars per share) | $ / shares					$ 80
Series A Preferred Stock [Member] | Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Convertible promissory notes converted (in Shares) | shares									32,963				44,291
Series A Preferred Stock [Member] | July 2024 Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Convertible promissory notes converted (in Shares) | shares					27,700
Series A Preferred Stock [Member] | Related Party
Borrowings [Line Items]
Extinguishment of debt																							$ 296,619			$ 296,619
Number of barrels																							50			50
Series A Preferred Stock [Member] | Related Party | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares							$ 120					$ 120											$ 120		$ 120
Warrant outstanding (in Shares) | shares							16,051					16,051											16,051		16,051
Series A Preferred Stock [Member] | Related Party | IPO
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares							$ 120					$ 120											$ 120		$ 120
Warrant outstanding (in Shares) | shares							25,515					25,515											25,515		25,515
Series A Preferred Stock [Member] | Related Party | Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Convertible promissory notes converted (in Shares) | shares									18,333				29,661
Series A Preferred Stock [Member] | Related Party | July 2024 Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Convertible promissory notes converted (in Shares) | shares												27,700
Series A Preferred Stock [Member] | Related Party | July 2024 Accounts Receivable Factoring Agreement | Warrant
Borrowings [Line Items]
Warrants converted (in Shares) | shares					781
Common Stock [Member]
Borrowings [Line Items]
Debt amount																										$ 13,381,016
Class of warrant exercise price (in Dollars per share) | $ / shares																													$ 0.2
Stock price (in Dollars per share) | $ / shares					$ 80
Common Stock [Member] | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					80
Stock price (in Dollars per share) | $ / shares					80
Common Stock [Member] | Warrants, Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 120
Warrant outstanding (in Shares) | shares										3,327
Common Stock [Member] | Accounts Receivable Factoring Agreement | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 80				$ 100					$ 100
Warrant converted (in Shares) | shares								999					999
Warrants issued (in Shares) | shares													999
Warrants converted of shares (in Shares) | shares					1,248
Warrants converted (in Shares) | shares					1,248				749				999
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 80			$ 100					$ 100
Common Stock [Member] | Accounts Receivable Factoring Agreement | Borrowings [Member] | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 100					100
Common Stock [Member] | Related Party
Borrowings [Line Items]
Convertible promissory notes converted (in Shares) | shares						12,500
Common Stock [Member] | Related Party | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 80				$ 100					$ 100
Warrants converted (in Shares) | shares					312
Common Stock [Member] | Related Party | Warrants, Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Warrant outstanding (in Shares) | shares										2,216
Common Stock [Member] | Related Party | Accounts Receivable Factoring Agreement | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 80								$ 100
Minimum | PPP Loan | Senior Notes
Borrowings [Line Items]
PPP loan measurement period																					8
Debt instrument, term																								18 months		18 months
Minimum | Secured Debt | Silverview Loan | Line of Credit
Borrowings [Line Items]
Cash interest coverage ratio																										1
Maximum | PPP Loan | Senior Notes
Borrowings [Line Items]
PPP loan measurement period																					24
Debt instrument, term																								24 months		24 months
Maximum | Secured Debt | Silverview Loan | Line of Credit
Borrowings [Line Items]
Interest coverage ratio																										2
Cash interest coverage ratio																										1.25